Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.57%(a)
New York–155.11%
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	$ 980	$ 1,100,510
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,198,710
Series 2020 B, RB	4.00%	11/01/2055	350	378,078
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	5,986,558
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,766,223
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	567,920
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,677,470
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,328,000
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	51,390
Series 2019, RB	4.00%	07/01/2049	1,300	1,470,303
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	3,023,191
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	3,258,447
Dutchess County Local Development Corp. (Bard College); Series 2020 A, Ref. RB(c)	5.00%	07/01/2051	1,000	1,223,781
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,708,758
Erie (County of), NY Industrial Development Agency (City of Buffalo School District);
Series 2011 A, RB(e)(f)(g)(h)	5.25%	06/14/2021	2,500	2,504,290
Series 2011 A, RB(e)(f)(g)(h)	5.25%	06/14/2021	2,710	2,714,650
Series 2011 A, RB(e)(f)(g)(h)	5.25%	06/14/2021	1,000	1,001,716
Series 2015, Ref. RB(h)	5.00%	05/01/2026	5,000	5,987,400
Series 2015, Ref. RB(h)	5.00%	05/01/2027	2,500	2,984,026
Series 2015, Ref. RB(h)	5.00%	05/01/2028	2,500	2,976,794
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,228,836
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB	5.75%	02/15/2047	3,580	3,593,902
Series 2017 A, Ref. RB (INS - AGM)(i)	4.00%	02/15/2047	1,425	1,591,309
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,364,016
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,621,336
Series 2017, RB	5.00%	09/01/2047	1,000	1,219,849
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,177,605
Metropolitan Transportation Authority;
Series 2012 H, RB(e)(f)	5.00%	11/15/2022	415	444,639
Series 2012 H, RB	5.00%	11/15/2030	335	356,233
Series 2013 E, RB(e)(f)	5.00%	11/15/2023	2,750	3,078,579
Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	3,318,184
Series 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(j)(k)	0.04%	11/15/2046	3,000	3,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	4,908,569
Series 2017, RB	5.25%	11/15/2057	2,065	2,517,540
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,975	4,756,623
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	344,338
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,127,063
Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(e)(f)	5.00%	07/01/2023	1,000	1,101,373
Series 2020 A, RB	4.00%	07/01/2050	2,200	2,582,594
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB(g)(h)	5.00%	11/15/2051	10,095	10,282,326
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,018,553
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/28/2018; Cost $922,195)(l)(m)	6.50%	01/01/2032	920	506,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $479,195)(l)(m)	6.70%	01/01/2049	420	231,000
Series 2014 C, RB (Acquired 12/14/2007; Cost $0)(l)(m)	2.00%	01/01/2049	152	15,157
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	$ 1,000	$ 1,125,512
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,039,924
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(e)(f)	5.00%	07/01/2022	2,250	2,369,541
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,265,220
New York & New Jersey (States of) Port Authority;
Series 2011, RB(d)	5.00%	10/15/2032	2,000	2,035,431
Series 2019 217, RB	4.00%	11/01/2049	5,000	5,853,057
Series 2021, Ref. RB(d)	4.00%	07/15/2051	360	423,593
Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	620,669
Two Hundred Series 2017, Ref. RB(h)	5.25%	10/15/2057	6,885	8,276,298
Two Hundred Seventh Series 2018, Ref. RB(d)(g)(h)	5.00%	09/15/2028	9,000	11,393,123
New York (City of), NY;
Series 2015 F, VRD GO Bonds(j)	0.01%	06/01/2044	3,000	3,000,000
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,262,467
Series 2019 A, GO Bonds	5.00%	08/01/2045	2,120	2,650,531
Series 2020 C, GO Bonds	4.00%	08/01/2041	200	238,097
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	768,338
Series 2020 FF, Ref. RB	4.00%	06/15/2041	300	358,198
Series 2020, GG-1, RB	4.00%	06/15/2050	500	587,950
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	500	593,734
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,275,609
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,519,088
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB (LOC - Bank Of China, Ltd.)(j)(k)	0.01%	10/01/2042	1,000	1,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	570,742
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	200	233,925
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,285,369
Series 2017 DD, RB(g)(h)	5.25%	06/15/2047	3,600	4,473,028
Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	3,312,915
Subseries 2012 A-1, VRD RB(j)	0.01%	06/15/2044	400	400,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,627,124
Series 2018 S-3, RB	5.25%	07/15/2045	690	868,193
Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,527,143
Series 2020 D, RB	4.00%	11/01/2040	560	672,917
Series 2020 D, RB	4.00%	11/01/2043	2,575	3,070,531
Series 2020, RB	4.00%	05/01/2044	1,475	1,756,763
Series 2020, RB	4.00%	05/01/2045	885	1,051,349
Series 2021 E-1, RB	4.00%	02/01/2046	2,000	2,378,797
Subseries 2011 D-1, RB(h)	5.00%	11/01/2033	13,500	13,764,318
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	580,020
Series 2019, Ref. RB	5.00%	12/01/2037	275	352,567
Series 2019, Ref. RB	5.00%	12/01/2038	250	319,535
Series 2019, Ref. RB	5.00%	12/01/2039	375	477,646
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(e)(f)	5.00%	08/01/2023	2,000	2,210,855
New York (City of), NY Water & Sewer System; Series 2021 CC-1, RB	4.00%	06/15/2051	3,000	3,571,225
New York (City of), NY Water & Sewer System (2nd Generation Resolution);
Series 2008 BB-2, VRD RB(j)	0.01%	06/15/2039	500	500,000
Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	4,176,123
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,088,109
Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	2,473,021
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(i)	5.00%	10/01/2024	$ 35	$ 35,117
Series 2011, RB	5.00%	10/01/2025	65	66,012
Series 2014 C, RB(h)	5.00%	03/15/2041	6,000	6,717,790
Series 2018 A, RB	5.00%	07/01/2048	1,500	1,844,378
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,456,317
Series 2020 A, RB	4.00%	07/01/2050	1,500	1,752,686
Series 2020 D, Ref. RB	4.00%	02/15/2047	6,500	7,598,657
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,991,436
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2027	700	892,491
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2030	1,750	2,380,614
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2031	445	617,007
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,584,837
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	2,065	2,372,076
New York (State of) Dormitory Authority (Fordham University);
Series 2011 A, RB(e)(f)	5.13%	07/01/2021	500	502,023
Series 2014, RB	5.00%	07/01/2044	1,000	1,125,866
Series 2020, RB	4.00%	07/01/2046	4,000	4,660,202
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,261,251
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(i)	5.50%	07/01/2023	3,750	3,974,681
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,485,953
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB(e)(f)	5.00%	07/01/2021	2,125	2,133,384
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(i)	5.50%	07/01/2031	1,115	1,456,346
Series 2001 1, RB (INS - AMBAC)(i)	5.50%	07/01/2031	2,500	3,265,349
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,236,781
Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	1,090,214
Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,817,418
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(e)(f)	5.00%	05/01/2023	25	27,286
Series 2013 A, RB(e)(f)	5.00%	05/01/2023	30	32,749
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,207,161
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,357,537
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB(e)(f)	5.00%	07/01/2024	1,085	1,240,169
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	2,095	2,614,908
New York (State of) Dormitory Authority (St. John’s University);
Series 2012, RB(e)(f)	5.00%	07/01/2022	5	5,263
Series 2012, RB	5.00%	07/01/2030	1,445	1,507,987
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2013 A, RB(e)(f)	5.00%	07/01/2023	2,815	3,100,365
New York (State of) Dormitory Authority (The New School); Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,755,266
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,335,540
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(j)(k)	0.01%	11/01/2046	2,300	2,300,000
New York (State of) Power Authority;
Series 2011 A, RB(e)(f)	5.00%	11/15/2021	1,770	1,809,660
Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,847,175
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,557,153
Series 2019 B, RB (INS - AGM)(i)	4.00%	01/01/2040	2,340	2,777,960
Series 2019 B, RB	4.00%	01/01/2045	2,000	2,326,323
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(h)	5.00%	12/15/2032	12,500	13,995,823
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	$ 185	$ 223,984
Series 2020 C-1, RB	4.00%	05/01/2039	165	199,075
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	250	296,516
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	100	121,974
Series 2020 C-1, RB	4.00%	05/01/2037	175	212,602
Series 2020 C-1, RB	4.00%	05/01/2040	100	120,322
Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,265,183
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	881,937
Series 2016, RB(b)	0.00%	11/15/2056	5,000	1,641,850
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,824,988
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	5,417,059
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,218,099
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,125	2,170,318
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(g)(h)	5.00%	09/15/2040	14,445	14,962,024
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	3,215	3,324,249
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	700	1,008,456
Series 2007, RB	5.50%	10/01/2037	2,145	3,242,832
New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,818,988
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,570	1,575,492
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,671,426
Series 2019 A, Ref. RB	5.00%	03/15/2039	2,000	2,550,460
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	5,824,547
Series 2020 A, RB	4.00%	03/15/2049	2,000	2,353,197
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	260,911
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	2,055	2,070,034
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	6,602,038
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(g)(h)	5.00%	07/01/2046	7,000	7,921,130
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2036	640	834,124
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,905,505
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,116,895
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	794,770
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/15/2023	940	1,031,236
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	1,000	1,127,539
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	275	325,470
Series 2019, Ref. RB	5.00%	12/01/2043	550	702,337
Series 2019, Ref. RB	5.00%	12/01/2045	800	1,017,625
Series 2019, Ref. RB	4.00%	12/01/2047	460	539,622
Series 2019, Ref. RB	4.00%	12/01/2049	500	585,179
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,387,475
Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,500	2,094,888
Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	5,112,518
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(h)	5.00%	10/15/2031	7,235	8,321,531
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,222,949
Syracuse (City of), NY; Series 2011 A, GO Bonds(d)	5.00%	11/01/2036	500	509,832
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(l)	5.00%	07/01/2027	$ 1,000	$ 500,000
Series 2013 A, RB(l)	5.00%	07/01/2032	750	375,000
Series 2013 A, RB(l)	5.00%	07/01/2038	2,000	1,000,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,588,815
Series 2013 C, RB(h)	5.00%	11/15/2038	7,210	7,830,352
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	976,512
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	4,175	5,398,167
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	1,000	1,173,299
Series 2020 A, RB	5.00%	11/15/2054	200	253,797
Series 2021 A, RB	5.00%	11/15/2056	920	1,171,202
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	2,281,356
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,486,084
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	1,107,687
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	157,359
Series 2020 A, Ref. RB	5.13%	07/01/2055	520	540,450
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	3,101,423
				441,160,334
Puerto Rico–2.46%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		820	839,582
Series 2005 A, RB(b)	0.00%	05/15/2050		2,000	314,209
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030		500	539,866
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034		1,800	2,021,096
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029		565	481,446
Series 2018 A-1, RB(b)	0.00%	07/01/2031		650	512,421
Series 2018 A-1, RB	5.00%	07/01/2058		2,000	2,281,611
					6,990,231
Virgin Islands–1.06%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		785	748,268
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,455	1,466,413
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		790	791,784
					3,006,465
Guam–0.94%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(d)(i)	6.00%	10/01/2034		950	1,038,796
Series 2013 C, RB(d)	6.25%	10/01/2034		1,500	1,627,560
					2,666,356
TOTAL INVESTMENTS IN SECURITIES(n)–159.57% (Cost $422,505,513)					453,823,386
FLOATING RATE NOTE OBLIGATIONS–(28.53)%
Notes with interest and fee rates ranging from 0.57% to 0.66% at 05/31/2021 and contractual maturities of collateral ranging from 05/01/2026 to 10/15/2057(o)					(81,140,000)
OTHER ASSETS LESS LIABILITIES–(31.04)%					(88,271,885)
NET ASSETS–100.00%					$284,411,501
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $25,247,141, which represented 8.88% of the Trust’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $34,765,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $2,627,157, which represented less than 1% of the Trust’s Net Assets.
(m)	Restricted security. The aggregate value of these securities at May 31, 2021 was $752,157, which represented less than 1% of the Trust’s Net Assets.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $126,106,619 are held by TOB Trusts and serve as collateral for the $81,140,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade New York Municipals